Shareholder Report		6 Months Ended
		Oct. 31, 2025 USD ($)	May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		RBB Fund, Inc.
Entity Central Index Key		0000831114
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
F/m Emerald Special Situations ETF
Shareholder Report [Line Items]
Fund Name		F/m Emerald Special Situations ETF
Trading Symbol		SPIT
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldetfs.com/spit. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-617-0004
Additional Information Website		https://www.emeraldetfs.com/spit
Expenses [Text Block]	[1]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Emerald Special Situations ETF	$72	1.11%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		1.11%
Net Assets			$ 19,137,222
Holdings Count | $ / shares			35
Investment Company Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,137,222
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	92%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Health Care	20.0%
Industrials	14.2%
Technology	11.5%
Energy	10.0%
Consumer Discretionary	7.1%
Telecommunications	4.6%
Utilities	2.3%
Financials	2.0%
Basic Materials	1.2%
Cash & Other	27.1%

Top 10 Holdings	(% of Net Assets)
F/m US Treasury 6 Month Bill ETF	27.0%
Guardant Health, Inc.	4.0%
Credo Technology Group Holding Ltd.	3.8%
TETRA Technologies, Inc.	3.6%
Bloom Energy Corp.	3.5%
Arlo Technologies, Inc.	2.9%
Lumentum Holdings, Inc.	2.9%
Solaris Energy Infrastructure, Inc.	2.7%
TransMedics Group, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.6%

[1]
*	Annualized